Stockholders' equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note
Stockholders' Equity

Note 23 – Stockholders’ equity

The Corporation has 30,000,000 shares of authorized preferred stock that may be issued in one or more series, and the shares of each series shall have such rights and preferences as shall be fixed by the Board of Directors when authorizing the issuance of that particular series. The Corporation’s shares of preferred stock issued and outstanding at December 31, 2017 and 2016 consisted of:

  6.375% non-cumulative monthly income preferred stock, 2003 Series A, no par value, liquidation preference value of $25 per share. Holders on record of the 2003 Series A Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 6.375% of their liquidation preference value, or $0.1328125 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System. The redemption price per share is $25.00. The shares of 2003 Series A Preferred Stock have no voting rights, except for certain rights in instances when the Corporation does not pay dividends for a defined period. These shares are not subject to any sinking fund requirement. Cash dividends declared and paid on the 2003 Series A Preferred Stock amounted to $ 1.4 million for the year ended December 31, 2017, 2016 and 2015. Outstanding shares of 2003 Series A Preferred Stock amounted to 885,726 at December 31, 2017, 2016 and 2015.
  8.25% non-cumulative monthly income preferred stock, 2008 Series B, no par value, liquidation preference value of $25 per share. The shares of 2008 Series B Preferred Stock were issued in May 2008. Holders of record of the 2008 Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Corporation or an authorized committee thereof, out of funds legally available, non-cumulative cash dividends at the annual rate per share of 8.25% of their liquidation preferences, or $0.171875 per share per month. These shares of preferred stock are perpetual, nonconvertible, have no preferential rights to purchase any securities of the Corporation and are redeemable solely at the option of the Corporation with the consent of the Board of Governors of the Federal Reserve System beginning on May 28, 2013. The redemption price per share is $25.00. Cash dividends declared and paid on the 2008 Series B Preferred Stock amounted to $ 2.3 million for the year ended December 31, 2017, 2016 and 2015. Outstanding shares of 2008 Series B Preferred Stock amounted to 1,120,665 at December 31, 2017, 2016 and 2015.

The Corporation’s common stock trades on the NASDAQ Stock Market LLC (the “NASDAQ”) under the symbol BPOP. The 2003 Series A and 2008 Series B Preferred Stock is not listed on NASDAQ.

The Corporation’s common stock ranks junior to all series of preferred stock as to dividend rights and / or as to rights on liquidation, dissolution or winding up of the Corporation. Dividends on each series of preferred stocks are payable if declared. The Corporation’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, its common stock is subject to certain restrictions in the event that the Corporation fails to pay or set aside full dividends on the preferred stock for the latest dividend period. The ability of the Corporation to pay dividends in the future is limited by regulatory requirements, legal availability of funds, recent and projected financial results, capital levels and liquidity of the Corporation, general business conditions and other factors deemed relevant by the Corporation’s Board of Directors.

During the year 2015 the Corporation reinstated the payment of dividends to shareholders of common stock. On January 23, 2017, the Corporation’s Board of Directors approved an increase in the Company’s quarterly common stock dividend from $0.15 per share to $0.25 per share. During the year 2017, cash dividends of $ 1.00 (2016 - $ 0.60; 2015 - $0.30) per common share outstanding amounting to $ 102.1 million (2016 - $62.2 million; 2015 - $31.1 million) of which $ 25.5 million were payable to shareholders of common stock at December 31, 2017 (2016 - $15.6 million; 2015 - $15.5 million). The quarterly dividend declared to shareholders of record as of the close of business on December 5, 2017, which amounted to $25.5 million, was paid on January 2, 2018.

During the first quarter of 2017, the Corporation completed a $75 million privately negotiated accelerated share repurchase transaction (“ASR”). As part of this transaction, the Corporation received 1,847,372 shares and recognized $79.5 million in treasury stock, based on the stock’s spot price, offset by a $4.5 million adjustment to capital surplus, resulting from the decline in the Corporation’s stock price during the term of the ASR.

The Banking Act of the Commonwealth of Puerto Rico requires that a minimum of 10% of BPPR’s net income for the year be transferred to a statutory reserve account until such statutory reserve equals the total of paid-in capital on common and preferred stock. Any losses incurred by a bank must first be charged to retained earnings and then to the reserve fund. Amounts credited to the reserve fund may not be used to pay dividends without the prior consent of the Puerto Rico Commissioner of Financial Institutions. The failure to maintain sufficient statutory reserves would preclude BPPR from paying dividends. BPPR’s statutory reserve fund amounted to $ 540 million at December 31, 2017 (2016 - $ 513 million; 2015 - $ 495 million). During 2017, $ 27 million was transferred to the statutory reserve account (2016 - $ 18 million, 2015 - $ 26 million). BPPR was in compliance with the statutory reserve requirement in 2017, 2016 and 2015.